Variable Interest Entities And Preferred Securities Of Subsidiaries (Activity Between Company And Entities) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Two Thousand Seven Monetized Notes [Member]
Variable Interest Entity [Line Items]
Revenue (a)	[1]	$ 37	$ 27	$ 26
Expense (a)	[2]	37	27	25
Cash receipts (b)	[3]	15	7	7
Cash payments (c)	[4]	27	18	18
Entities [Member]
Variable Interest Entity [Line Items]
Revenue (a)	[5]	95	43	38
Expense (a)	[5]	128	81	72
Cash receipts (b)	[6]	77	21	22
Cash payments (c)	[7]	$ 98	$ 71	$ 73

[1]	The revenue is included in Interest expense, net in the accompanying consolidated statement of operations and includes approximately $19 million for the years ended December 31, 2016, 2015 and 2014, respectively, of accretion income for the amortization of the purchase accounting adjustment on the Financial assets of special purpose entities.
[2]	The expense is included in Interest expense, net in the accompanying consolidated statement of operations and includes approximately $7 million for the years ended December 31, 2016, 2015 and 2014, respectively, of accretion expense for the amortization of the purchase accounting adjustment on the Nonrecourse financial liabilities of special purpose entities.
[3]	The cash receipts are interest received on the Financial assets of special purpose entities.
[4]	The cash payments are interest paid on Nonrecourse financial liabilities of special purpose entities.
[5]	The net expense related to the Company’s interest in the Entities is included in the accompanying consolidated statement of operations, as International Paper has and intends to effect its legal right to offset as discussed above. After formation of the 2015 Financing Entities, the revenue and expense are included in Interest expense, net in the accompanying consolidated statement of operations.
[6]	The cash receipts are equity distributions from the Entities to International Paper prior to the formation of the 2015 Financing Entities. After formation of the 2015 Financing Entities, cash receipts are interest received on the Financial assets of special purpose entities.
[7]	The cash payments are interest payments on the associated debt obligations discussed above. After formation of the 2015 Financing Entities, the payments represent interest paid on Nonrecourse financial liabilities of special purpose entities.